Employee Benefit Obligations - Asset Categories (Details)	Dec. 31, 2017	Dec. 31, 2016
Canada | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	95.00%
Canada | Equity securities
Target asset allocations
Target asset allocations (as a percent)	5.00%
Ireland | Minimum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	42.00%
Ireland | Minimum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	39.00%
Ireland | Minimum | Alternative investments
Target asset allocations
Target asset allocations (as a percent)	9.00%
Ireland | Maximum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	52.00%
Ireland | Maximum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	47.00%
Ireland | Maximum | Alternative investments
Target asset allocations
Target asset allocations (as a percent)	11.00%
U.K. | Minimum | Cash and cash equivalents
Target asset allocations
Target asset allocations (as a percent)	50.00%
U.K. | Minimum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	50.00%
U.K. | Minimum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	5.00%
U.K. | Maximum | Cash and cash equivalents
Target asset allocations
Target asset allocations (as a percent)	80.00%
U.K. | Maximum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	80.00%
U.K. | Maximum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	30.00%
U.K. | Maximum | Alternative investments
Target asset allocations
Target asset allocations (as a percent)	20.00%
Defined Benefit Pension Plans
Target asset allocations
Weighted average asset allocations (as a percent)	100.00%	100.00%
Defined Benefit Pension Plans | Cash and cash equivalents
Target asset allocations
Weighted average asset allocations (as a percent)	2.00%	6.00%
Defined Benefit Pension Plans | Fixed income securities
Target asset allocations
Weighted average asset allocations (as a percent)	74.00%	68.00%
Defined Benefit Pension Plans | Equity securities
Target asset allocations
Weighted average asset allocations (as a percent)	17.00%	18.00%
Defined Benefit Pension Plans | Alternative investments
Target asset allocations
Weighted average asset allocations (as a percent)	7.00%	8.00%
Defined Benefit Pension Plans | U.K. | Minimum | Fixed Income Securities And Cash And Cash Equivalents Combined
Target asset allocations
Target asset allocations (as a percent)	50.00%
Defined Benefit Pension Plans | U.K. | Maximum | Fixed Income Securities And Cash And Cash Equivalents Combined
Target asset allocations
Target asset allocations (as a percent)	80.00%
Legacy Ball | U.S. | Minimum | Cash and cash equivalents
Target asset allocations
Target asset allocations (as a percent)	0.00%
Legacy Ball | U.S. | Minimum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	25.00%
Legacy Ball | U.S. | Minimum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Ball | U.S. | Maximum | Cash and cash equivalents
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Ball | U.S. | Maximum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	70.00%
Legacy Ball | U.S. | Maximum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	75.00%
Legacy Ball | U.S. | Maximum | Alternative investments
Target asset allocations
Target asset allocations (as a percent)	35.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Large-cap equities
Target asset allocations
Target asset allocations (as a percent)	25.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Mid-cap equities
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Small-cap equities
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Foreign equities
Target asset allocations
Target asset allocations (as a percent)	35.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Special equities
Target asset allocations
Target asset allocations (as a percent)	35.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Holdings in Ball Corporation common stock or Ball bonds
Target asset allocations
Target asset allocations (as a percent)	5.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Non-investment grade bonds
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | Bank loans
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Ball | Defined Benefit Pension Plans | U.S. | Maximum | International bonds
Target asset allocations
Target asset allocations (as a percent)	15.00%
Legacy Rexam | U.S. | Minimum | Cash and cash equivalents
Target asset allocations
Target asset allocations (as a percent)	0.00%
Legacy Rexam | U.S. | Minimum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	75.00%
Legacy Rexam | U.S. | Minimum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Rexam | U.S. | Maximum | Cash and cash equivalents
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Rexam | U.S. | Maximum | Fixed income securities
Target asset allocations
Target asset allocations (as a percent)	90.00%
Legacy Rexam | U.S. | Maximum | Equity securities
Target asset allocations
Target asset allocations (as a percent)	25.00%
Legacy Rexam | Defined Benefit Pension Plans | U.S. | Maximum | Domestic equities
Target asset allocations
Target asset allocations (as a percent)	20.00%
Legacy Rexam | Defined Benefit Pension Plans | U.S. | Maximum | International equities
Target asset allocations
Target asset allocations (as a percent)	10.00%
Legacy Rexam | Defined Benefit Pension Plans | U.S. | Maximum | Private equities
Target asset allocations
Target asset allocations (as a percent)	10.00%